Goodwill And Other Intangible Assets (Schedule Of Other Intangible Assets, Customer Relationships) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 28, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Amortized intangible assets	$ 139.5	$ 139.5	$ 140.1
Accumulated amortization	(88.8)	(85.8)	(73.3)
Foreign currency translation adjustment	(1.3)	(1.6)	0.3
Amortized intangible assets, net	$ 49.4	$ 52.1	$ 67.1